DISPOSAL OF SUBSIDIARY - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of Equity Method Investments [Line Items]
Proceeds received from disposal of equity investments		$ 5,187	$ 4,458	$ 4,544
Cixi Hollysys [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds received from disposal of equity investments	$ 5,187
Cixi Hollysys [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds received from disposal of equity investments	$ 16,331